Employee benefits - Summary of obligations for defined benefit plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Amounts at beginning of year	$ (15,968)	$ (5,703)
Items classified as loss or profit
Cost of interest	(784)	(476)	$ (639)
Cost of services	(4)	(13)	(25)
Items classified in other comprehensive income
Actuarial remeasurement gain (losses)	36	(10,200)
Payment of contributions	494	424
Amounts at end of year	(16,226)	(15,968)	(5,703)
Present value of the obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Amounts at beginning of year	(20,546)	(11,295)
Items classified as loss or profit
Cost of interest	(993)	(712)
Cost of services	(4)	(13)
Items classified in other comprehensive income
Actuarial remeasurement gain (losses)	184	(10,331)
Payment of contributions	1,840	1,805
Amounts at end of year	(19,519)	(20,546)	(11,295)
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Amounts at beginning of year	4,578	5,592
Items classified as loss or profit
Cost of interest	209	236
Cost of services	0	0
Items classified in other comprehensive income
Actuarial remeasurement gain (losses)	(148)	131
Payment of contributions	(1,346)	(1,381)
Amounts at end of year	$ 3,293	$ 4,578	$ 5,592